Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 428,431	$ 428,434	$ 428,431
Amortization next five years	$ 428,431